Summary of Significant Accounting Policies (Policies)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation and Principles of Consolidation
2. Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The Company prepares its unaudited condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and regulations of the U.S.

Securities and Exchange Commission for interim financial reporting. The Company’s condensed consolidated financial statements include the results of wholly-owned and partially-owned subsidiaries in which the Company has a controlling interest. All intercompany balances and transactions have been eliminated in consolidation.
Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2020, and the related notes which provide a more complete discussion of the Company’s accounting policies and certain other information. The information as of December 31, 2020, included in the condensed consolidated balance sheets was derived from the Company’s audited consolidated financial statements. The condensed consolidated financial statements were prepared on the same basis as the audited consolidated financial statements and reflect all adjustments, including normal recurring adjustments, which are, in the opinion of management, necessary for a fair statement of the Company’s financial position as of September 30, 2021, and the results of operations and cash flows for the nine months ended September 30, 2021, and 2020. The results of operations for the nine months ended September 30, 2021, are not necessarily indicative of the results that may be expected for the full year or any other future interim or annual period.

Basis of Presentation and Principles of Consolidation
The Company prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company’s consolidated financial statements include the results of wholly-owned and partially-owned subsidiaries in which the Company has a controlling interest with all intercompany balances and transactions eliminated in consolidation.

Concentration of Credit Risk
Concentration of Credit Risk
The Company maintains its cash in bank deposit accounts which, at times, may exceed Federal Deposit Insurance Corporation insurance limits. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash balances.
The Company had one customer that accounted for 12.1% of total accounts receivable as of September 30, 2021, and no customers with over 10.0% of total revenue for the nine months ended September 30, 2021.
The Company had one customer that individually accounted for 12.4% of total accounts receivable as of December 31, 2020, and no customers with over 10% of total revenue for the nine months ended September 30, 2020.

Concentration of Credit Risk
The Company maintains its cash in bank deposit accounts which, at times, may exceed Federal Deposit Insurance Corporation insurance limits. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash balances.
The Company had one customer that individually accounted for 12.4% of total accounts receivable as of December 31, 2020 and 10.4% of revenues for the year then ended. The Company had no customers that individually accounted for more than 10.0% of total accounts receivable as of December 31, 2019 and one customer that individually accounted for 12.3% of total revenue for the year then ended.

Fair Value Measurement
Fair Value Measurements
The Company measures certain assets and liabilities at fair value, which is defined as the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. Our fair value measurements use the following hierarchy, which prioritizes valuation inputs based on the extent to which the inputs are observable in the market.

•	Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•
Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs are observable in active markets are Level 2 valuation techniques.

•
Level 3—Valuation techniques in which one or more significant inputs are unobservable. Such inputs reflect our estimate of assumptions that market participants would use to price an asset or liability.

The Company holds various financial instruments that are not required to be recorded at fair value. For cash, restricted cash, accounts receivable, accounts payable, and short-term debt the carrying amounts approximate fair value due to the short maturity of these instruments.
In connection with the acquisition, discussed in Note 4 below, on December 22, 2020, contingent consideration of up to an aggregate of $10.5 million may be payable upon achieving certain market power rates and actual power volumes generated by the acquired solar energy facilities. The Company estimated the fair value of the contingent consideration for future earnout payments using a Monte-Carlo simulation model. Significant assumptions used in the measurement include the estimated volumes of power generation of acquired solar energy facilities during the 18-36-month period since the acquisition date, market power rates during the
36-month
period, and the risk-adjusted discount rate associated with the business. As the inputs are not observable, the overall fair value measurement of the contingent consideration is classified as Level 3. Liability for the contingent consideration is included in other long-term liabilities in the condensed consolidated balance sheets at the estimated fair value of $2.7 million and $5.1 million as of September 30, 2021 and December 31, 2020, respectively. Gain on fair value remeasurement of contingent consideration of $2.4 million was recorded within operating income in the unaudited condensed consolidated statements of operations for the nine months ended September 30, 2021. The gain was recorded due to changes in significant assumptions used in the measurement, including the actual versus estimated volumes of power generation of acquired solar energy facilities and market power rates.

Fair Value Measurements
The Company measures certain assets and liabilities at fair value, which is defined as the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. Our fair value measurements use the following hierarchy, which prioritizes valuation inputs based on the extent to which the inputs are observable in the market.

•	Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•
Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs are observable in active markets are Level 2 valuation techniques.

•
Level 3—Valuation techniques in which one or more significant inputs are unobservable. Such inputs reflect our estimate of assumptions that market participants would use to price an asset or liability.

The Company holds various financial instruments that are not required to be recorded at fair value. For cash, restricted cash, accounts receivable, accounts payable, and short-term debt the carrying amounts approximate fair value due to the short maturity of these instruments.
The estimated fair value of the long-term debt, including current portion, as of December 31, 2020 and 2019 was $400.9 million and $188.8 million, respectively, using a discounted cash flow analysis of both outstanding principal and future interest payments until such time the Company has the ability to repay the loan. The long-term debt is considered a Level 2 financial liability under the fair value hierarchy.
In connection with the acquisition on December 22, 2020, contingent consideration of up to
an aggregate of $10.5 million may be payable upon achieving certain market power rates and actual power volumes generated by the acquired solar energy facilities. The Company estimated the fair value of the contingent consideration for future earnout payments using a Monte-Carlo simulation model. Significant assumptions used in the measurement include the estimated volumes of power generation of acquired solar energy facilities during the 18-36-month period since the acquisition date, market power rates during the 36-month period, and the risk-adjusted discount rate associated with the business. As the inputs are not observable, the overall fair value measurement of the contingent consideration is classified as Level 3. Liability for the contingent consideration is included in Other long-term liabilities in the consolidated balance sheets at the estimated fair value of $5.1 million as of December 31, 2020.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rate on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company records net deferred tax assets to the extent it believes these assets will more likely than not be realized. In evaluating if a valuation allowance is warranted, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations, refer to Note 17 for further details.
The preparation of consolidated financial statements in accordance with U.S. GAAP requires the Company to report information regarding its exposure to various tax positions taken by the Company. The Company is required to determine whether a tax position of the Company is more likely than not to be sustained upon examination by the applicable taxing authority, including the resolution of any related appeals or litigation processes, based on the technical merits of the position. The uncertain tax position to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement, which could result in the Company recording a tax liability that would reduce net assets. The Company reviews and evaluates tax positions and determines whether or not there are uncertain tax positions that require financial statement recognition. Generally, tax authorities can examine all tax returns filed for the last three years.
Management believes that the Company has adequately addressed all relevant tax positions and that there are no unrecorded tax liabilities. As a result, no income tax liability or expense related to uncertain tax positions have been recorded in the accompanying consolidated financial statements.
The Company’s income tax expense, deferred tax assets and liabilities reflect management’s best assessment of estimated future taxes to be paid.

Net Income (Loss) per Share of Common Stock
Basic and Diluted Net Loss Per Share
Basic net loss per share attributable to common stockholder is calculated by dividing the net loss attributable to the common stockholder by the weighted-average number of shares of common stock outstanding for the period. Cumulative dividends owed to redeemable preferred stockholders (as defined in Note 14—Net Loss per Share) decrease the income available to common stockholder.
The diluted net loss per share attributable to common stockholder is computed by giving effect to all potential common stock equivalents outstanding for the period determined using the treasury stock method or the if-converted method, as applicable. During periods in which the Company incurs a net loss attributable to common stockholder, stock options are considered to be common stock equivalents but are excluded from the calculation of diluted net loss per share attributable to common stockholder as the effect is antidilutive. See Note 14—Net Loss per Share.

Stock-Based Compensation
Share-Based Compensation
Stock-based compensation expense for equity instruments issued to employees is measured based on the grant-date fair value of the awards. The fair value of each restricted stock unit is determined as the closing price of the Company’s stock on the date of grant. The fair value of each time-based employee stock option is estimated on the date of grant using the Black-Scholes-Merton stock option pricing valuation model. The Company recognizes compensation costs using the straight-line method for all time-based equity compensation awards over the requisite service period of the awards, which is generally the awards’ vesting period. The Company accounts for forfeitures of awards in the period they occur. The Company does not have any performance-based equity compensation awards.
Use of the Black-Scholes-Merton option-pricing model requires the input of highly subjective assumptions, including (1) the expected term of the option, (2) the expected volatility of the price of the Company’s common stock, (3) risk-free interest rates and (4) the expected dividend yield of our common stock. The assumptions used in the option-pricing model represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, the Company’s stock-based compensation expense could be materially different in the future.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates.
In recording transactions and balances resulting from business operations, the Company uses estimates based on the best information available. Estimates are used for such items as the fair value of net assets acquired in connection with accounting for business combinations, the useful lives of the solar energy facilities, and inputs and assumptions used in the valuation of asset retirement obligations (“AROs”).

Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ materially from those estimates.
In recording transactions and balances resulting from business operations, the Company uses estimates based on the best information available. Estimates are used for such items as the fair value of net assets acquired in connection with accounting for business combinations, the useful lives of the solar energy facilities, and inputs and assumptions used in the valuation of asset retirement obligations (“AROs”).

Variable Interest Entities
Variable Interest Entities
The Company consolidates all VIEs in which it holds a variable interest and is deemed to be the primary beneficiary of the variable interest entity. Generally, a variable interest entity, or VIE, is an entity with at least one of the following conditions: (a) the total equity investment at risk is insufficient to allow the entity to finance its activities without additional subordinated financial support, or (b) the holders of the equity investment at risk, as a group, lack the characteristics of having a controlling financial interest. The primary beneficiary of a VIE is an entity that has a variable interest or a combination of variable interests that provide that entity with a controlling financial interest in the VIE. An entity is deemed to have a controlling financial interest in a VIE if it has both of the following characteristics: (a) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company evaluates whether an entity is a VIE whenever reconsideration events as defined by the accounting guidance occur. See Note 7.

Segment Information
Segment Information
Operating segments are defined as components of a company about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision makers are the co-chief executive officers. Based on the financial information presented to and reviewed by the chief operating decision makers in deciding how to allocate the resources and in assessing the performance of the Company, the Company has determined it operates as a single operating segment and has one reportable segment. The Company’s principal operations, revenue and decision-making functions are located in the United States.

Segment Information
Operating segments are defined as components of a company about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision makers are the co-chief executive officers. Based on the financial information presented to and reviewed by the chief operating decision makers in deciding how to allocate the resources and in assessing the performance of the Company, the Company has determined it operates as a single operating segment and has one reportable segment. The Company’s principal operations, revenue and decision-making functions are located in the United States.

Cash and Restricted Cash
Cash and Restricted Cash
Cash includes all cash balances on deposit with financial institutions that are denominated in U.S. dollars. Pursuant to the budgeting process, the Company maintains certain cash on hand for possible equipment replacement related costs.
The Company records cash that is restricted as to withdrawal or use under the terms of certain contractual agreements as restricted cash. Restricted cash is included in current portion of restricted cash and restricted cash, noncurrent portion on the condensed consolidated balance sheets and includes cash held with financial institutions for cash collateralized letters of credit pursuant to various financing and construction agreements.

The following table provides a reconciliation of cash and restricted cash reported within the condensed consolidated balance sheets. Cash and restricted cash consist of the following:

	As of September 30, 2021	As of December 31, 2020
Cash	$34,273	$33,832
Current portion of restricted cash	3,110	3,465
Restricted cash, noncurrent portion	1,794	909

Total	$39,177	$38,206

Cash and Restricted Cash
Cash includes all cash balances on deposit with financial institutions that are denominated in U.S. dollars. Pursuant to the budgeting process, the Company maintains certain cash on hand for possible equipment replacement related costs.
The Company records cash that is restricted as to withdrawal or use under the terms of certain contractual agreements as restricted cash. Restricted cash is included in current portion of restricted cash and restricted cash, noncurrent portion on the consolidated balance sheets and includes cash held with financial institutions for cash collateralized letters of credit pursuant to various financing and construction agreements.
The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets. Cash and restricted cash consist of the following:

	As of December 31,
	2020	2019
Cash	$33,832	$26,641
Current portion of restricted cash	3,465	4,973
Restricted cash, noncurrent portion	909	523

Total	$38,206	$32,137

Accounts Receivable
Accounts Receivable
Management considers receivables to be fully collectible. If amounts become uncollectible, they are charged to operations in the period in which that determination is made. U.S. GAAP requires that the allowance method be used to recognize bad debts. As of September 30, 2021, and December 31, 2020, the Company determined that the allowance for uncollectible accounts receivables is not material.

Accounts Receivable
Management considers receivables to be fully collectible. If amounts become uncollectible, they are charged to operations in the period in which that determination is made. U.S. GAAP requires that the allowance method be used to recognize bad debts. As of December 31, 2020 and 2019, the Company determined that
the allowance for uncollectible accounts receivables is not significant.

Deferred Transaction Costs
Deferred Transaction Costs
Deferred transaction costs, which consist of direct incremental legal, consulting, and accounting fees relating to the merger transaction, as discussed in Note 1, are capitalized and will be recorded against proceeds upon the consummation of the transaction. In the event the merger transaction is terminated, deferred transaction costs will be expensed. As of September 30, 2021, and December 31, 2020, deferred transactions costs were $7.1 million and zero, respectively, which is included in other current assets on the condensed consolidated balance sheets. During the nine months ended September 30, 2021, the Company paid $4.3 million of deferred transaction costs and the remaining balance of $2.8 million was accrued for as of September 30, 2021, in other current liabilities on the unaudited condensed consolidated balance sheet.

Economic Concentrations
Economic Concentrations
The Company and its subsidiaries own and operate solar generating facilities installed on buildings and land located across the United States. Future operations could be affected by changes in the economy, other conditions in those geographic areas or by changes in the demand for renewable energy.

Economic Concentrations
The Company and its subsidiaries own and operate solar generating facilities installed on buildings and land located across the United States. Future operations could be affected by changes in the economy, other conditions in those geographic areas or by changes in the demand for renewable energy.

Financing Lease Obligations
Financing Lease Obligations
Certain of the Company’s assets were financed with sale-leaseback arrangements. Proceeds received from a sale-leaseback are treated using the financing method when the sale of the solar energy facility is not recognizable. A sale is not recognized when the leaseback arrangements include a prohibited form of continuing involvement, such as an option or obligation to repurchase the assets under the Company’s master lease agreements. Under these arrangements, the Company does not recognize any profit until the sale is recognizable, which the Company expects to recognize at the end of the arrangement when the contract is canceled and the initial deposits received are forfeited by the financing party.

The Company is required to make rental payments throughout the leaseback arrangements. These payments shall be allocated between principal and interest payments using the Company’s incremental borrowing rate.

Site Lease Agreements
Site Lease Agreements
Certain Solar Facility Subsidiaries have entered into site lease agreements with third parties. Pursuant to the terms of certain of these lease agreements, the subsidiaries agreed to pay the third parties a fee escalating annually per the terms of the agreements.
U.S. GAAP requires that lease expense be recorded on a straight-line basis over the term of the lease. As of September 30, 2021, and December 31, 2020, $1.8 million and $1.2 million, respectively, have been recorded as other long-term liabilities on the condensed consolidated balance sheets relating to the difference between actual lease payments and straight-line lease expense.

Site Lease Agreements
Certain Solar Facility Subsidiaries have entered into site lease agreements with third parties. Pursuant to the terms of certain of these lease agreements, the subsidiaries agreed to pay the third parties a fee escalating annually per the terms of the agreements.
U.S. GAAP requires that lease expense be recorded on a straight-line basis over the term of the lease. As of December 31, 2020 and 2019, $1.2 million and $0.8 million, respectively, have been recorded as other long-term liabilities on the consolidated balance sheets relating to the difference between actual lease payments and straight-line lease expense.
Property, Plant and Equipment
Property, Plant and Equipment
The Company reports property, plant and equipment at cost, less accumulated depreciation. Costs include all costs incurred during the construction and development of the solar energy facilities, including land, development costs and site work. Repairs and maintenance are expensed as incurred. The Company begins depreciating the property, plant and equipment when the assets are placed in service. Depreciation expense is computed using the straight-line composite method over the estimated useful lives of assets. Leasehold improvements are depreciated over the shorter of the estimated useful lives or the remaining term of the lease. The estimated useful life of an asset is reassessed whenever applicable facts and circumstances indicate a change in the estimated useful life of such asset has occurred.

Business Combinations and Acquisitions of Assets
Business Combinations and Acquisitions of Assets
The Company applies the definition of a business in ASC 805,
Business Combinations
, to determine whether it is acquiring a business or a group of assets. When the Company acquires a business, the purchase price is allocated to (i) the acquired tangible assets and liabilities assumed, primarily consisting of solar energy facilities and land, (ii) the identified intangible assets and liabilities, primarily consisting of favorable and unfavorable rate PPAs and REC agreements, (iii) asset retirement obligations (iv) non-controlling interests, and (v) other working capital items based in each case on their estimated fair values. The excess of the purchase price, if any, over the estimated fair value of net assets acquired is recorded as goodwill. The fair value measurements of the assets acquired and liabilities assumed were derived utilizing an income approach and based, in part, on significant inputs not observable in the market. These inputs include, but are not limited to, estimates of future power generation, commodity prices, operating costs, and appropriate discount rates. These inputs required significant judgments and estimates at the time of the valuation. In addition, acquisition costs related to business combinations are expensed as incurred.
When an acquired group of assets does not constitute a business, the transaction is accounted for as an asset acquisition. The cost of assets acquired and liabilities assumed in asset acquisitions is allocated based upon relative fair value. The fair value measurements of the solar facilities acquired and asset retirement obligations assumed were derived utilizing an income approach and based, in part, on significant inputs not observable in the market. These inputs include, but are not limited to, estimates of future power generation, commodity prices, operating costs, and appropriate discount rates. These inputs required significant judgments and estimates at the time of the valuation. Transaction costs incurred on an asset acquisition are capitalized as a component of the assets acquired.

Intangible Assets, Intangible Liabilities and Amortization
Intangible Assets, Intangible Liabilities and Amortization
Intangible assets and intangible liabilities include favorable and unfavorable rate power purchase agreements (“PPAs”), net metering credit agreements (“NMCAs”), and renewable energy credits (“REC”) agreements as well as site lease issuance costs, and fees paid to third parties for acquiring customers. PPAs, NMCAs and REC agreements obtained through acquisitions are recorded at the estimated fair value as of the acquisition date and the difference between the contract price and current market price is recorded as an intangible asset or liability.
Amortization of intangible assets and liabilities is recorded within depreciation, amortization and accretion in the consolidated statements of operations. Third party costs necessary to enter into site lease agreements are amortized using the straight-line method ratably over 15-30 years based upon the term of the individual site leases. Third party costs necessary to acquire PPAs and NMCA customers are amortized using the straight-line method ratably over 15-25 years based upon the term of the customer contract. Estimated fair value allocated to the favorable and unfavorable rate PPAs and REC agreements are amortized using the straight-line method over the remaining non-cancelable terms of the respective agreements. The straight-line method of amortization is used because it best reflects the pattern in which the economic benefits of the intangibles are consumed or otherwise used up. The amounts and useful lives assigned to intangible assets acquired and liabilities assumed impact the amount and timing of future amortization. See Note 5—Intangible Assets and Intangible Liabilities.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. These events and changes in circumstances may include a significant decrease in the market price of a long-lived asset; a significant adverse change in the extent or manner in which a long-lived asset is being used or in its physical condition; a significant adverse change in the business climate that could affect the value of a long-lived asset; an accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of a long-lived asset; a current-period operating or cash flow loss combined with a history of such losses or a projection of future losses associated with the use of a long-lived asset; or a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. For purposes of recognition and measurement of an impairment loss, long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.
When impairment indicators are present, recoverability is measured by a comparison of the carrying amount of the asset to the future net undiscounted cash flow expected to be generated and any estimated proceeds from the eventual disposition. If the long-lived assets are considered to be impaired, the impairment to be recognized is measured at the amount by which the carrying amount of the asset exceeds the fair market value as determined from an appraisal, discounted cash flows analysis, or other valuation technique. For the years ended December 31, 2020 and 2019, there were no events or changes to circumstances that may indicate the carrying value of long-lived asset would not be recoverable, therefore, there was no impairment loss recognized for the years ended December 31, 2020 and 2019.

Deferred Financing Costs
Deferred Financing Costs
Deferred financing costs are capitalized and amortized to interest expense, net over the term of the related debt using the effective interest method for term loans or the straight-line method for revolving credit facilities. The unamortized balance of deferred financing costs is recorded in current portion of long-term debt and long-term debt, net of current (see Note 8) for term loans or in other current assets and other assets for revolving credit facilities and debt and equity transactions not yet completed, in the consolidated balance sheets.

Asset Retirement Obligations
Asset Retirement Obligations
AROs are retirement obligations associated with long-lived assets for which a legal obligation exists under enacted laws, statutes, and written or oral contracts, including obligations arising under the doctrine of promissory estoppel, and for which the timing and/or method of settlement may be conditional on a future event. The Company recognizes the fair value of a liability for an ARO in the period in which it is incurred and when a reasonable estimate of fair value can be made.
Upon initial recognition of a liability for an ARO, the asset retirement cost is capitalized by increasing the carrying amount of the related long-lived asset by the same amount. Over time, the liability is accreted to its future value, while the capitalized cost is depreciated over the useful life of the related asset. The Company’s AROs are primarily related to the future dismantlement of equipment on leased property. The Company records AROs as part of other non-current liabilities on its balance sheet. See Note 15.

Revenue Recognition
Revenue Recognition
The Company derives its operating revenues principally from power purchase agreements, net metering credit agreements, solar renewable energy credits (“SRECs”), and performance based incentives.
Power Purchase Agreements
A portion of the Company’s power sales revenues is earned through the sale of energy (based on kilowatt hours) pursuant to terms of power purchase agreements (“PPAs”). PPAs that qualify as leases under ASC 840,
Leases
, or derivatives under ASC 815,
Derivatives and Hedging
, are not material and the majority of the Company’s PPAs are accounted for under ASC 606,
Revenue from Contracts with Customers
. The Company’s PPAs typically have fixed or floating rates and are generally invoiced on a monthly basis and as of September 30, 2021, have a weighted-average remaining life of 15 years. The Company typically sells energy and related environmental attributes (e.g., renewable energy credits (“RECs”)) separately to different customers and considers the delivery of power energy under PPAs to represent a series of distinct goods that is substantially the same and has the same pattern of transfer measured by the output method. The Company applied the practical expedient allowing the Company to recognize revenue in the amount that the Company has a right to invoice which is equal to the volume of energy delivered multiplied by the applicable contract rate. For certain of the Company’s rooftop solar energy facilities revenue is recognized net of immaterial pass-through lease charges collected on behalf of building owners.
Net Metering Credit Agreements
A portion of the Company’s power sales revenues are obtained through the sale of net metering credits under NMCAs which have a weighted-average remaining life of 19 years as of September 30, 2021. Net metering credits are awarded to the Company by the local utility based on kilowatt hour generation by solar energy facilities, and the amount of each credit is determined by the utility’s applicable tariff. The Company currently receives net metering credits from various utilities including Eversource Energy, National Grid Plc, and Xcel Energy. There are no direct costs associated with net metering credits, and therefore they do not receive an allocation of costs upon generation. Once awarded, these credits are then sold to third party offtakers pursuant to the terms of the offtaker agreements. The Company views each net metering credit in these arrangements as a distinct performance obligation satisfied at a point in time. Generally, the customer obtains control of net metering credits at the point in time when the utility assigns the generated credits to the Company account, who directs the utility to allocate to the customer based upon a schedule. The transfer of credits by the Company to the customer can be up to one month after the underlying power is generated. As a result, revenue related to NMCA is recognized upon delivery of net metering credits by the Company to the customer. The Company’s customers apply net metering credits as a reduction to their utility bills. There was no change in the revenue recognition policy for net metering credits as a result of adopting Topic 606.
Solar Renewable Energy Certificates
The Company applies for and receives SRECs in certain jurisdictions for power generated by solar energy systems it owns. The quantity of SRECs is based on the amount of energy produced by the Company’s qualifying generation facilities. SRECs are sold pursuant to agreements with third parties, who typically require SRECs to comply with state-imposed renewable portfolio standards. Holders of SRECs may benefit from registering the credits in their name to comply with these state-imposed requirements, or from selling SRECs to a party that requires additional SRECs to meet its compliance obligations. The Company receives SRECs from various state regulators including New Jersey Board of Public Utilities, Massachusetts Department of Energy Resources, and Maryland Public Service Commission. There are no direct costs associated with SRECs and therefore, they do not receive an allocation of costs upon generation. Generally, individual SREC sales reflect a fixed quantity and fixed price structure over a specified term. The contracts related to SREC sales with a fixed price and quantity have maturity dates ranging from 2021 to 2026. The Company typically sells SRECs to different customers from those purchasing the energy under PPAs. The Company believes the sale of each SREC is a distinct performance obligation satisfied at a point in time and that the performance obligation related to each SREC is satisfied when each SREC is delivered to the customer. There was no change in the revenue recognition policy for SRECs as a result of adopting Topic 606.
Performance Based Incentives
Many state governments, utilities, municipal utilities and co-operative utilities offer a rebate or other cash incentive for the installation and operation of a renewable energy facility. Up-front rebates provide funds based on the cost, size or expected production of a renewable energy facility. Performance-based incentives provide cash payments to a system owner based on the energy generated by their renewable energy facility during a pre-determined period, and they are paid over that time period. The Company recognizes revenue from state and utility incentives at the point in time in which they are earned.
Other Revenue
Other revenue of $1.7 million for the nine months ended September 30, 2021, and $0.4 million for the nine months ended September 30, 2020, consists primarily of rental income and sales of power on wholesale electricity market.

Revenue Recognition
The Company derives its operating revenues principally from power purchase agreements, net metering credit agreements, solar renewable energy credits (“SRECs”), and performance based incentives.
Revenue under power purchase agreements
A portion of the Company’s power sales revenues is earned through the sale of energy (based on kilowatt hours) pursuant to terms of PPAs. PPAs that qualify as leases under ASC 840,
Leases
, or derivatives under ASC 815,
Derivatives and Hedging
, are not material and the majority of the Company’s PPAs are accounted for under ASC 606,
Revenue from Contracts with Customers,
or Topic 606. The Company’s PPAs typically have fixed or floating rates and are generally invoiced on a monthly basis and as of December 31, 2020 have a weighted-average remaining life of 15 years. The Company typically sells energy and related environmental attributes (e.g., renewable energy credits (“RECs”)) separately to different customers and considers the delivery of power energy under PPAs to represent a series of distinct goods that is substantially the same and has the same pattern of transfer measured by the output method. The Company applied the practical expedient allowing the Company to recognize revenue in the amount that the Company has a right to invoice which is equal to the volume of energy delivered multiplied by the applicable contract rate. There was no change in the Company’s revenue recognition policy for PPAs as a result of adopting Topic 606. For certain of the Company’s rooftop solar energy facilities revenue is recognized net of immaterial pass-through lease charges collected on behalf of building owners.
Revenue from net metering credits
A portion of the Company’s power sales revenues are obtained through the sale of net metering credits under NMCAs which have a weighted-average remaining life of 19 years as of December 31, 2020. Net metering credits are awarded to the Company by the local utility based on kilowatt hour generation by solar energy facilities, and the amount of each credit is determined by the utility’s applicable tariff. The Company currently receives net metering credits from various utilities including Eversource Energy, National Grid Plc, and Xcel Energy. There are no direct costs associated with net metering credits, and therefore, they do not receive an allocation of costs upon generation. Once awarded, these credits are then sold to third party offtakers pursuant to the terms of the offtaker agreements. The Company views each net metering credit in these arrangements as a distinct performance obligation satisfied at a point in time. Generally, the customer obtains control of net metering credits at the point in time when the utility assigns the generated credits to the Company account, who directs the utility to allocate to the customer based upon a schedule. The transfer of credits by the Company to the customer can be up to one-month after the underlying power is generated. As a result, revenue related to NMCA is recognized upon delivery of net metering credits by the Company to the customer. The Company’s customers apply net metering credits as a reduction to their utility bills. There was no change in the revenue recognition policy for net metering credits as a result of adopting Topic 606.
Solar Renewable Energy certificate revenue
The Company applies for and receives SRECs in certain jurisdictions for power generated by solar energy systems it owns. The quantity of SRECs is based on the amount of energy produced by the Company’s qualifying generation facilities. SRECs are sold pursuant to agreements with third parties, who typically require SRECs to comply with state-imposed renewable portfolio standards. Holders of SRECs may benefit from registering the credits in their name to comply with these state-imposed requirements, or from selling SRECs to a party that requires additional SRECs to meet its compliance obligations. The Company receives SRECs from various state regulators including: New Jersey Board of Public Utilities, Massachusetts Department of Energy Resources, and Maryland Public Service Commission. There are no direct costs associated with SRECs, and therefore, they do not receive an allocation of costs upon generation. Generally, individual SREC sales reflect a fixed quantity and fixed price structure over a specified term. The contracts related to SREC sales with a fixed price and quantity have maturity dates ranging from 2021 to 2026. The Company typically sells SRECs to different customers from those purchasing the energy under PPAs. The Company believes the sale of each SREC is a distinct performance obligation satisfied at a point in time and that the performance obligation related to each SREC is satisfied when each SREC is delivered to the customer. There was no change in the revenue recognition policy for SRECs as a result of adopting Topic 606.
Performance based incentives
Many state governments, utilities, municipal utilities and co-operative utilities offer a rebate or other cash incentive for the installation and operation of a renewable energy facility. Up-front rebates provide funds based on the cost, size or expected production of a renewable energy facility. Performance-based incentives provide cash payments to a system owner based on the energy generated by their renewable energy facility during a pre-determined period, and they are paid over that time period. The Company recognizes revenue from state and utility incentives at the point in time in which they are earned.
Other revenue
Other revenue of $0.5 million for the year ended December 31, 2020 and $1.0 million for the year ended December 31, 2019 consists primarily of rental income and sales of power on wholesale electricity market.

Other Income
Other Income
During the year ended December 31, 2019, the Company received a Hawaii state grant totaling $2.2 million and have recorded it as other income in the accompanying consolidated statements of operations. The Company did not receive any grants for the year ended December 31, 2020.

Cost of Operations (Exclusive of Depreciation and Amortization)
Cost of Operations (Exclusive of Depreciation and Amortization)
Cost of operations primarily consists of operations and maintenance expense, site lease expense, insurance premiums, property taxes and other miscellaneous costs associated with the operations of solar energy facilities. Costs are charged to expense as incurred.

Noncontrolling Interests and Redeemable Noncontrolling Interests in Solar Facility Subsidiaries
Noncontrolling Interests and Redeemable Noncontrolling Interests in Solar Facility Subsidiaries
Noncontrolling interests and redeemable noncontrolling interests represent third parties’ tax equity interests in the net assets of certain consolidated Solar Facility Subsidiaries, which were created to finance the costs of solar energy facilities under long-term operating agreements. The tax equity interests are generally entitled to receive substantially all the accelerated depreciation tax deductions and investment tax credits arising from Solar Facility Subsidiaries pursuant to their contractual shareholder agreements, together with a portion of these ventures’ distributable cash. The tax equity interests’ claim to tax attributes and distributable cash from Solar Facility Subsidiaries decreases to a small residual interest after a predefined ‘flip point’ occurs, typically the expiration of a time period or upon the tax equity investor’s achievement of a target yield. Because the tax equity interests’ participation in tax attributes and distributable cash from each Solar Facility Subsidiary is not consistent over time with their initial capital contributions or percentage interest, the Company has determined that the provisions in the contractual arrangements represent substantive profit-sharing arrangements. In order to reflect the substantive profit-sharing arrangements, the Company has determined that the appropriate methodology for attributing income and loss to the noncontrolling interests and redeemable noncontrolling interests each period is a balance sheet approach referred to as the Hypothetical Liquidation at Book Value (“HLBV”) method. Under the HLBV method, the amounts of income and loss attributed to the noncontrolling interests and redeemable noncontrolling interests in the consolidated statements of operations reflect changes in the amounts the third parties would hypothetically receive at each balance sheet date based on the liquidation provisions of the respective operating partnership agreements. HLBV assumes that the proceeds available for distribution are equivalent to the unadjusted, stand-alone net assets of each respective partnership, as determined under U.S.
GAAP. The third parties’ noncontrolling interest in the results of operations of these subsidiaries is determined as the difference in the noncontrolling interests’ and redeemable noncontrolling interests’ claims under the HLBV method at the start and end of each reporting period, after considering any capital transactions, such as contributions or distributions, between the subsidiaries and third parties. The application of HLBV generally results in the attribution of pre-tax losses to tax equity interests in connection with their receipt of accelerated tax benefits from the Solar Facility Subsidiaries, as the third-party investors’ receipt of these benefits typically reduces their claim on the partnerships’ net assets.
Attributing income and loss to the noncontrolling interests and redeemable noncontrolling interests under the HLBV method requires the use of significant assumptions and estimates to calculate the amounts that third parties would receive upon a hypothetical liquidation. Changes in these assumptions and estimates can have a significant impact on the amount that third parties would receive upon a hypothetical liquidation. The use of the HLBV methodology to allocate income to the noncontrolling and redeemable noncontrolling interest holders may create volatility in the Company’s consolidated statements of operations as the application of HLBV can drive changes in net income available and loss attributable to noncontrolling interests and redeemable noncontrolling interests from quarter to quarter.
The Company classifies certain noncontrolling interests with redemption features that are not solely within the control of the Company outside of permanent equity on its consolidated balance sheets. Estimated redemption value is calculated as the discounted cash flows attributable to the third parties subsequent to the reporting date. Redeemable noncontrolling interests are reported using the greater of their carrying value at each reporting date as determined by the HLBV method or their estimated redemption value in each reporting period. Estimating the redemption value of the redeemable noncontrolling interests requires the use of significant assumptions and estimates. Changes in these assumptions and estimates can have a significant impact on the calculation of the redemption value. See Note 11—Redeemable Noncontrolling Interest.

Accounting Pronouncements
Accounting Pronouncements
If the Company is or becomes public, the Company will be provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as non-public business entities, including early adoption when permissible. The Company expects to elect to adopt new or revised accounting guidance within the same time period as non-public business entities, as indicated below.

Recent Accounting Pronouncements Adopted
In December 2019, the FASB issued ASU No. 2019-12,
Income Taxes
(Topic 740), which simplifies the accounting for income taxes, primarily by eliminating certain exceptions to ASC 740. This standard is effective for fiscal periods beginning after December 15, 2020. The Company has adopted this standard as of the first quarter of 2021 and did not have a material impact on the condensed consolidated financial statements.
Recent Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU No. 2016-02,
Leases
(Topic 842), which primarily changes the lessee’s accounting for operating leases by requiring recognition of lease right-of-use assets and lease liabilities. This standard is effective for annual reporting periods beginning after December 15, 2021. The Company expects to adopt this guidance in fiscal year 2022. The Company is continuing the analysis of the contractual arrangements that may qualify as leases under the new standard and expects the most significant impact will be the recognition of the right-of-use assets and lease liabilities on the consolidated balance sheets.
In June 2016, the FASB issued ASU No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
and has since released various amendments including ASU No. 2019-04
.
The new standard generally applies to financial assets and requires those assets to be reported at the amount expected to be realized. The ASU is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

Accounting Pronouncements
If the Company becomes public or is public, the Company will be provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as non-public business entities, including early adoption when permissible. The Company expects to elect to adopt new or revised accounting guidance within the same time period as non-public business entities, as indicated below.
Recent Accounting Pronouncements Adopted
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09,
Revenue from Contracts with Customers,
or Topic 606, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. Topic 606 replaced most existing revenue recognition guidance in U.S. GAAP when it became effective for annual reporting periods beginning after December 15, 2018. Topic 606 permitted the use of either the full retrospective or modified retrospective method when adopting the standard. On January 1, 2019, the Company adopted Topic 606 using the modified retrospective method. The Company applied the practical expedients to only apply Topic 606 to contracts that were not substantially completed as of the date of adoption. The adoption of this standard resulted in an increase in retained earnings on January 1, 2019 of $0.8 million, which is reflected within cumulative effect adjustment in the consolidated statements of changes in stockholder’s equity / (deficit). The impact on the Company’s results of operations for the year ended December 31, 2019 resulted in a decrease of operating revenues of $0.8 million. Refer to the revenue recognition policies in Note 2 of the consolidated financial statements for specific Topic 606 impact to the various revenue contracts.
In August 2018, the FASB issued ASU No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
. This ASU removes some disclosure requirements, modifies others, and adds some new disclosure requirements. The guidance is effective January 1, 2020, with early adoption permitted. The Company adopted ASU No. 2018-13 as of January 1, 2020, which resulted in additional disclosures related to the financial assets classified as Level 3. See
Fair Value Measurements
in Note 2 for additional details.
Recent Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU No. 2016-02,
Leases
(Topic 842), which primarily changes the lessee’s accounting for operating leases by requiring recognition of lease right-of-use assets and lease liabilities. This standard is effective for annual reporting periods beginning after December 15, 2021. The Company expects to adopt this guidance in fiscal year 2022. The Company is continuing the analysis of the contractual arrangements that may qualify as leases under the new standard and expects the most significant impact will be the recognition of the right-of-use assets and lease liabilities on the consolidated balance sheets.
In June 2016, the FASB issued ASU No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, and has since released various amendments including ASU No. 2019-04
.
The new standard generally applies to financial assets and requires those assets to be reported at the amount expected to be realized. The ASU is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating whether this guidance will have a significant impact on its consolidated financial statements.

CBRE Acquisition Holdings Inc [Member]
Basis of Presentation
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC, and reflect all adjustments, consisting only of normal recurring adjustments, which are, in

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC, and reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the Company’s financial position at
September
 30, 2021 and the results of operations and cash flows for the periods presented.

Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities and Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities and Exchange Act of 1934, as am
e
nded) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended tr
a
nsition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Cash
Cash
Cash and cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less. The Company did not have any cash equivalents as of December 31, 2020.

Cash
Cash and cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less. The Company did not have any cash equivalents as of September 30, 2021 or December 31, 2020.

Assets Held in Trust Account
Assets Held in Trust Account
The Company invests in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule
2a-7
of the Investment Company Act, as determined by the Company.
As of December 31, 2020, the assets held in the Trust Account are comprised of $402,500,000 invested in marketable debt securities and $1,008 of interest receivable associated with those investments. The Company classifies the marketable debt securities held in the Trust Account as available for sale. Available for sale debt securities are carried at their fair value and any difference between cost and fair value is recorded as an unrealized gain or loss, net of income taxes, and is reported as accumulated other comprehensive income (loss) in the consolidated statements of equity. The cost of securities sold is based on the specific identification method. The estimated fair values of marketable debt securities held in the Trust Account are determined using available market information. During the period from October 13, 2020 (inception) to December 31, 2020, there have been no realized or unrealized gains or losses, or declines in value resulting from credit losses on the debt securities held in the Trust Account. Interest and dividends on the debt securities held in the Trust Account are included in Interest income earned on assets held in Trust Account in the Statement of Operations.
As of December 31, 2020, the assets held in the Trust Account are comprised of $402,500,000 invested in marketable securities and $1,008 of interest receivable associated with those investments. During the period from October 13, 2020 (inception) to December 31, 2020, the Company did not withdraw any interest income from the Trust Account to pay its tax obligations.

Assets Held in Trust Account
The Company invests in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule
2a-7
of the Investment Company Act, as determined by the Company.
As of September
 30, 2021, the assets held in the Trust Account were comprised of $402,517,410 invested in
marketable debt securities and $1,949 of interest receivable associated with those investments. As of December 31, 2020, the assets held in the Trust Account were comprised of $402,500,000 invested in marketable debt securities and $1,008 of interest receivable associated with those investments. The Company classifies the marketable debt securities held in the Trust Account as available for sale. Available for sale debt securities are carried at their fair value and any difference between cost and fair value is recorded as an unrealized gain or loss, net of income taxes, and is reported as accumulated other comprehensive income (loss) in the statements of equity. The cost of securities sold is based on the specific identification method. The estimated fair values
of marketable debt securities held in the Trust Account are determined using available market information.

During the three and nine months ended September 30, 2021 and the period ended December 31, 2020, there have been no realized or unrealized gains or losses or declines in value resulting from credit losses on the debt securities held in the Trust Account. Interest and dividends on the debt securities held in the Trust Account are included in Interest income earned on assets held in Trust Account in the Statement of Operations.
During the three and nine months ended September 30, 2021 and the period ended December 31, 2020, the Company did not
withdraw any interest income from the Trust Account to pay its tax obligations.

Class A Common Stock Subject to Possible Redemptions
Class A Common Stock Subject to Possible Redemptions
The Company accounts for its common stock as subject to possible redemption in accordance with the guidance in ASC 480. Common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, the Company’s Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ deficit section of the Company’s Balance Sheet.

Class A Common Stock Subject to Possible Redemptions
The Company
 accounts for its common stock as subject to possible redemption in accordance with the guidance in ASC 480. Common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, the Company’s Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ deficit section of the Company’s Balance Sheet.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage of

$
250,000
. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Financial Instruments
Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures” (ASC 820), approximates the carrying amounts represented in the Balance Sheet due to their short-term nature.

Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures” (ASC 820), approximates the carrying amounts represented in the Balance Sheet due to their short-term nature.

Fair Value Measurement
Fair Value Measurement
ASC 820 establishes a fair value hierarchy that pri
o
ritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements).
Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets will typically have a higher degree of input observability and a lesser degree of judgment applied in determining fair value.
The three levels of the fair value hierarchy under ASC 820 are as follows:
Level I
—Quoted prices (unadjusted) in active markets for identical investments at the measurement date are used.
Level II
—Pricing inputs are other than quoted prices included within Level I that are observable for the investment, either directly or indirectly. Level II pricing inputs include quoted prices for similar investments in active markets, quoted prices for identical or similar investments in markets that are not active, inputs other than quoted prices that are observable for the investment, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level III
—Pricing inputs are unobservable and include situations where there is little, if any, market activity for the investment. The inputs used in determination of fair value require significant judgment and estimation.
In some cases, the inputs used to measure fair value might fall within different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the investment is categorized in its entirety is determined based on the lowest level input that is significant to the investment. Assessing the significance of a particular input to the valuation of an investment in its entirety requires judgment and considers factors specific to the investment. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the perceived risk of that investment.

Fair Value Measurement
ASC 820 establishes a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements).
Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets will typically have a higher degree of input observability and a lesser degree of judgment applied in determining fair value.

The three levels of the fair value hierarchy under ASC 820 are as follows:
Level I
—Quoted prices (unadjusted) in active markets for identical investments at the measurement date are used.
Level II
—Pricing inputs are other than quoted prices included within Level I that are observable for the investment, either directly or indirectly. Level II pricing inputs include quoted prices for similar investments in active markets, quoted prices for identical or similar investments in markets that are not active, inputs other than quoted prices that are observable for the investment, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level III
—Pricing inputs are unobservable and include situations where there is little, if any, market activity for the investment. The inputs used in determination of fair value require significant judgment and estimation.
In some cases, the inputs used to measure fair value might fall within different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the investment is categorized in its entirety is determined based on the lowest level input that is significant to the investment. Assessing the significance of a particular input to the valuation of an investment in its entirety requires judgment and considers factors specific to the investment. The categorization of an investment within the hierarchy is based upon the pricing transparency of the
investment and does not necessarily correspond to the perceived risk of that investment.

Offering Costs
Offering Costs
The Company incurred $22,926,943 in offering costs in connect
i
on with the Initial Public Offering. Offering costs consist of legal, accounting, underwriting fees and other costs incurred that are directly related to the
Initial

Pu
blic Offering
. The Company complies with the requirements of ASC
340,
“Other Assets and Deferred Costs”
(ASC 340) and SEC Staff Accounting Bulletin Topic 5A “Expenses of Offering.” These offering costs were allocated between the Redeemable Warrant liability ($
997,322
) and Class A common stock subject to redemption ($
21,929,621
) in proportion to the proceeds of the Initial Public Offering.

Offering Costs
The Company incurred $22,926,943 in offering costs in connection with the Initial Public Offering. Offering costs consist of legal, accounting, underwriting fees and other costs incurred that are directly related to the Initial Public Offering. The Company complies with the requirements of ASC 340, “Other Assets and Deferred Costs” (ASC 340), and SEC Staff Accounting Bulletin Topic 5A “Expenses of Offering.” These offering costs were allocated between the Redeemable Warrant liability ($997,322) and Class A common stock subject to redemption ($21,929,621) in proportion to the proceeds of the Initial Public Offering.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method in accordance with the “Accounting for Income Taxes,” Topic of the FASB ASC (Topic 740). Deferred tax assets and liabilities are determined based on temporary differences between the financial reporting and tax basis of assets and liabilities and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured by applying enacted tax rates and laws and are released in the years in which the temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are provided against deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties relat
e
d to unrecognized tax benefits as income tax expense.
On March 18, 2020, the Families First Coronavirus Response Act (“FFCR Act”), and on March 27, 2020, the CARES Act were each enacted in response to the
COVID-19
pandemic. The FFCR Act and the CARES Act contain numerous tax provisions, such as net operating loss carryback periods, alternative minimum tax credit refunds, deferral of employer payroll taxes deferring payroll tax payments, establishing a credit for the retention of certain employees, relaxing limitations on the deductibility of interest, and updating the definition of qualified improvement property. This legislation currently has no material impact to income tax expense on the Company’s financial statements.

Income Taxes
Income taxes are accounted for under the asset and liability method in accordance with the “Accounting for Income Taxes” Topic of the FASB ASC (Topic 740). Deferred tax assets and liabilities are determined based on temporary differences between the financial reporting and tax basis of assets and liabilities and operating loss and tax credit carry forw
a
rds. Deferred tax assets and liabilities are measured by applying enacted tax rates and laws and are released in the years in which the temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are provided against deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized
.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.

Net Income (Loss) per Share of Common Stock
Net Loss per Share of Common Stock
The Company has two classes of common stock, Class A common stock and Class B common stock. Earnings and losses are shared pro rata between the two classes of common stock. Net loss per share of common stock is computed by dividing pro rata net loss by the weighted average number of shares of common stock outstanding during the period, plus to the extent dilutive, the incremental number of shares of common stock to settle warrants, as calculated using the treasury stock method.
The Company has not considered the effect of the Redeemable Warrants and Private Placement Warrants to purchase an aggregate of 17,429,167
Class A common stock in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants are out of the money and hence would not result in the issuance of incremental shares of common stock under the
treasury stock method. As a result, diluted loss per share of common stock is the same as basic loss per share of common stock for the period. No warrants have been exercised as of December 31, 2020.

	Class A Common Stock	Class B Common Stock
Basic and diluted net loss per share
Numerator:
Allocation of net loss including accretion of temporary equity	$(35,738,191)	$(6,201,753)
Denominator:
Weighted-average shares outstanding	8,553,125	1,484,249
Basic and diluted net loss per share	$(4.18)	$(4.18)

Net Income (Loss) per Share of Common Stock private place
The Company has two classes of common stock, Class A common stock and Class B common stock. Earnings and losses are shared pro rata between the two classes of common stock. Net income (loss) per share of common stock is computed by dividing pro rata net loss by the weighted average number of shares of common stock outstanding during the period, plus to the extent dilutive, the incremental number of shares of common stock to settle warrants, as calculated using the treasury stock method.

The Company has not
 considered the effect of the Redeemable Warrants and Private Placement Warrants to purchase an aggregate of 17,429,167 Class A common stock in the calculation of diluted income (loss) per share, since the exercise of the warrants are contingent upon the occurrence of future events and the warrants are out of the money and hence would not result in the issuance of incremental shares of common stock under the treasury stock method. For the same reason, the Company did not consider the effect of an exercise of the Private Placements Warrants that are associated with the drawn amount of the Sponsor Promissory Note (refer to “Note 4–Related Party Transactions—Sponsor Promissory Note” for details on the Sponsor Promissory Note). The outstanding balance of the Sponsor Promissory Note entitles the Sponsor to receive
 1,500,000
Private Placements Warrants upon the close of the intended business combination, each exercisable to purchase one share of Class A common stock at $11.00
per share. As a result, diluted income (loss) per share of common stock is the same as basic income (loss) per share of common stock for the period
.

No
 warrants were exercised during the nine months ended September 30, 2021.

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021
	Class A common stock	Class B common stock	Class A common stock	Class B common stock
Basic and diluted net loss per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(9,619,365)	$(480,968)	$(5,594,754)	$(279,737)

Denominator:
Weighted-average shares outstanding	40,250,000	2,012,500	40,250,000	2,012,500

Basic and diluted net loss per share	$(0.24)	$(0.24)	$(0.14)	$(0.14)

Stock-Based Compensation
Stock-Based Compensation
Stock-based compensation expense associated with the Company’s equity awards is measured at fair value upon the grant date and recognized over the requisite service period. To the extent a stock-based award is subject to a performance condition, the amount of expense recorded in a given period, if any, reflects an assessment of the probability of achieving such performance condition, with compensation recognized once the event is deemed probable to occur. The fair value of equity awards has been estimated using Monte Carlo simulations. Forfeitures are recognized as incurred.

Stock-Based Compensation
Stock-based compensation expense associated with the Company’s equity awards is measured at fair value upon the grant date and recognized over the requisite service period. To the extent a stock-based award is subject to a performance condition, the amount of expense recorded in a given period, if any, reflects an assessment of the probability of achieving such performance condition, with compensation recognized once the event is deemed probable to occur. The fair value of equity awards has been estimated using Monte Carlo and Binomial simulations. Forfeitures are recognized as incurred.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Refer to “Note 7—Redeemable Warrant Liability” for the valuation of the Company’s Redeemable Warrant liability. Refer to “Note 8—Stock-Based Compensation” f
o
r the valuation of the Company’s stock-based compensation.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Refer to “Note 7—Redeemable Warrant Liability” for the valuation of the Company’s Redeemable Warrant liability. Refer to “Note 4—Related Party Transactions–Sponsor Promissory Note” for the valuation of the Company’s Sponsor Promissory Note. Refer to “Note 8—Stock-Based Compensation” for the valuation of the Company’s stock-based compensation.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Management does not believe that any rec
e
ntly issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Pronouncements
In December 2019, the Financial Accounting Standards Board (FASB) issued ASU 2019-12, “Income Taxes (ASC 740): Simplifying the Accounting for Income Taxes.” This ASU removes specific exceptions to the general principles in ASC 740 and improves and simplifies financial statement preparers’ application of income tax-related guidance. This ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those years, with early adoption permitted. The Company adopted ASU 2019-12 in the first quarter of 2021 and the adoption did not have a material impact on the Company’s consolidated financial statements and related disclosures.
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.